S000019839 [Member] Investment Objectives and Goals - CTIVP - BlackRock Global Inflation-Protected Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	CTIVP® – BlackRock Global Inflation-Linked Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.